NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Net (loss) income per share attributable to ordinary shareholders of the Company
SUMMARY OF NET INCOME PER SHARE, BASIC AND DILUTED

Basic net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period. Diluted net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares.

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Numerator for basic calculation - Net income attributable to ordinary shareholders of the Company from continuing operations	116,768	144,364	141,644

Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	206,387,105	204,787,786	203,997,871
Dilutive effect of share options	1,280,658	1,903,131	6,922,622
Denominator for diluted calculation	207,667,763	206,690,917	210,920,493

Basic net income per ordinary share from continuing operations	0.57	0.70	0.69
Diluted net income per ordinary share from continuing operations	0.56	0.70	0.67